Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 20% Portfolio

March 31, 2020

VF20-QTLY-0520
1.847118.113

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 19.3%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	173,878	$1,107,604
Fidelity Contrafund (a)	364,458	4,286,021
Fidelity Diversified International Fund (a)	87,830	2,869,407
Fidelity Emerging Asia Fund (a)	37,648	1,502,538
Fidelity Emerging Markets Discovery Fund (a)	191,804	1,979,417
Fidelity Emerging Markets Fund (a)	359,010	10,145,633
Fidelity Equity-Income Fund (a)	79,780	3,757,658
Fidelity Europe Fund (a)	43,884	1,238,415
Fidelity Gold Portfolio (a)	238,525	4,706,096
Fidelity International Capital Appreciation Fund (a)	45,138	858,531
Fidelity International Discovery Fund (a)	63,893	2,303,978
Fidelity International Enhanced Index Fund (a)	321,500	2,408,038
Fidelity International Small Cap Fund (a)	67,523	1,363,960
Fidelity International Small Cap Opportunities Fund (a)	89,659	1,444,409
Fidelity International Value Fund (a)	264,763	1,585,930
Fidelity Japan Fund (a)	445,872	5,930,092
Fidelity Japan Smaller Companies Fund (a)	195,777	2,725,223
Fidelity Low-Priced Stock Fund (a)	93,023	3,349,745
Fidelity Mega Cap Stock Fund (a)	447,842	5,351,712
Fidelity Overseas Fund (a)	216,431	8,984,040
Fidelity Pacific Basin Fund (a)	26,554	762,101
Fidelity Real Estate Investment Portfolio (a)	103,389	3,562,783
Fidelity Stock Selector All Cap Fund (a)	2,002,215	76,564,687
Fidelity Value Discovery Fund (a)	76,416	1,699,503
TOTAL EQUITY FUNDS
(Cost $173,516,361)		150,487,521

Fixed-Income Funds - 52.0%
Fidelity Inflation-Protected Bond Index Fund (a)	4,732,167	48,552,029
Fidelity Long-Term Treasury Bond Index Fund (a)	448,021	7,679,082
Fidelity New Markets Income Fund (a)	537,279	6,866,425
Fidelity U.S. Bond Index Fund (a)	28,004,004	343,609,130
TOTAL FIXED-INCOME FUNDS
(Cost $375,054,043)		406,706,666

Money Market Funds - 28.4%
Fidelity Cash Central Fund 0.29% (b)	73,379,269	73,401,283
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 0.74% (a)(c)	148,472,868	148,487,715
TOTAL MONEY MARKET FUNDS
(Cost $221,900,053)		221,888,998
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.55% 4/16/20 to 6/4/20 (d)
(Cost $639,068)	640,000	639,933
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $771,109,525)		779,723,118
NET OTHER ASSETS (LIABILITIES) - 0.2%(e)		1,705,248
NET ASSETS - 100%		$781,428,366

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	94	June 2020	$12,077,590	$(401,605)	$(401,605)
ICE E-mini MSCI EAFE Index Contracts (United States)	110	June 2020	8,576,150	903,338	903,338

TOTAL PURCHASED					501,733

Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	136	June 2020	5,731,720	(325,961)	(325,961)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	10	June 2020	1,759,591	57,612	57,612

TOTAL SOLD					(268,349)

TOTAL FUTURES CONTRACTS					$233,384

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $639,933.

 (e) Includes $1,200,189 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	235,420
Total	$235,420

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$1,448,405	$--	$--	$--	$--	$(340,801)	$1,107,604
Fidelity Contrafund	4,913,777	245,384	163,763	34,943	(21,625)	(687,752)	4,286,021
Fidelity Diversified International Fund	3,559,565	--	1,975	--	(393)	(687,790)	2,869,407
Fidelity Emerging Asia Fund	1,724,288	16,637	27,155	--	(2,774)	(208,458)	1,502,538
Fidelity Emerging Markets Discovery Fund	2,804,685	29,550	48,412	--	(11,447)	(794,959)	1,979,417
Fidelity Emerging Markets Fund	12,656,964	119,814	196,879	--	(27,310)	(2,406,956)	10,145,633
Fidelity Equity-Income Fund	4,783,665	206,268	163,448	12,035	(27,783)	(1,041,044)	3,757,658
Fidelity Europe Fund	1,639,377	50,411	81,339	--	(18,103)	(351,931)	1,238,415
Fidelity Gold Portfolio	5,929,232	118,802	199,946	--	(28,568)	(1,113,424)	4,706,096
Fidelity Inflation-Protected Bond Index Fund	45,113,866	6,185,068	3,532,408	42,041	463	785,040	48,552,029
Fidelity International Capital Appreciation Fund	1,061,688	30,544	49,106	--	(7,987)	(176,608)	858,531
Fidelity International Discovery Fund	2,941,018	41,843	68,556	--	(13,426)	(596,901)	2,303,978
Fidelity International Enhanced Index Fund	3,212,518	99,577	160,131	--	(36,393)	(707,533)	2,408,038
Fidelity International Small Cap Fund	1,949,728	54,507	87,170	--	(20,967)	(532,138)	1,363,960
Fidelity International Small Cap Opportunities Fund	1,893,623	51,279	81,935	--	(15,380)	(403,178)	1,444,409
Fidelity International Value Fund	2,280,114	69,531	111,412	--	(32,899)	(619,404)	1,585,930
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 0.74%	149,641,174	3,291,716	4,415,281	558,448	(474)	(29,420)	148,487,715
Fidelity Japan Fund	7,415,567	163,889	269,027	--	(48,589)	(1,331,748)	5,930,092
Fidelity Japan Smaller Companies Fund	3,373,246	--	--	--	--	(648,023)	2,725,223
Fidelity Long-Term Treasury Bond Index Fund	8,167,893	209,896	2,325,673	48,492	482,419	1,144,547	7,679,082
Fidelity Low-Priced Stock Fund	4,633,556	182,987	163,210	--	(41,442)	(1,262,146)	3,349,745
Fidelity Mega Cap Stock Fund	7,094,651	145,726	245,260	--	(54,275)	(1,589,130)	5,351,712
Fidelity New Markets Income Fund	8,133,255	249,210	266,826	88,304	(31,132)	(1,218,082)	6,866,425
Fidelity Overseas Fund	11,587,622	420,783	675,418	--	(126,997)	(2,221,950)	8,984,040
Fidelity Pacific Basin Fund	939,343	26,820	43,406	--	(5,291)	(155,365)	762,101
Fidelity Real Estate Investment Portfolio	8,187,298	153,799	2,569,577	1,828	(1,223,271)	(985,466)	3,562,783
Fidelity Stock Selector All Cap Fund	90,810,513	8,073,505	3,350,272	--	(637,419)	(18,331,640)	76,564,687
Fidelity U.S. Bond Index Fund	348,364,263	9,112,720	24,123,671	2,222,149	308,434	9,947,384	343,609,130
Fidelity Value Discovery Fund	2,303,165	91,724	81,798	--	(19,244)	(594,344)	1,699,503
	$748,564,059	$29,441,990	$43,503,054	$3,008,240	$(1,661,873)	$(27,159,220)	$705,681,902

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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